4. Financing Receivables (Details-Classification) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Loans receivable, net	$ 8,097	$ 4,045
Pass
Loans receivable, net	7,301	4,045
Special Mention
Loans receivable, net	796	0
Classified - accruing
Loans receivable, net	0	0
Classified - nonaccrual
Loans receivable, net	$ 0	$ 0